Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 343,038	¥ 2,358,556	¥ 1,949,631	¥ 1,297,418
Restricted cash	38,574	265,214	242,494	¥ 1,963,561
Short-term investments	35,636	245,014	548,890
Prepaid expenses and other current assets	168,385	1,157,740	933,750
Amount due from a related party	18,245	125,446	114,256
Total current assets	680,402	4,678,109	4,245,542
Non-current assets
Total non-current assets	941,402	6,472,608	5,662,619
Total assets	1,621,804	11,150,717	9,908,161
Current liabilities:
Accrued expenses and other payables	95,894	659,320	657,133
Interest payable	7,909	54,376	57,359
Amount due to a related party	7,611	52,328	55,675
Total current liabilities	318,699	2,191,210	1,764,184
Non-current liabilities
Bonds payable	296,391	2,037,836	1,929,208
Total non-current liabilities	523,063	3,596,323	2,942,973
Total liabilities	841,762	5,787,533	4,707,157
Shareholders' equity:
Additional paid-incapital	1,329,575	9,141,494	8,980,407
Accumulated other comprehensive (loss) income	12,505	85,979	(2,673)
Accumulated deficit	(558,219)	(3,838,032)	(3,629,300)
Treasury stock	(49,114)	(337,683)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	740,921	5,094,207	5,049,533
Total liabilities and shareholders' equity	1,621,804	11,150,717	9,908,161
Parent Company
Current assets
Cash and cash equivalents	85,880	590,470	845,632
Restricted cash			71,412
Short-term investments	21,961	150,990	548,873
Prepaid expenses and other current assets	14,303	98,337	131,834
Amount due from a related party			26,137
Amounts due from subsidiaries	736,259	5,062,149	4,285,743
Total current assets	858,403	5,901,946	5,909,631
Non-current assets
Investments in subsidiaries and Consolidated VIEs	198,485	1,364,685	1,259,455
Total non-current assets	198,485	1,364,685	1,259,455
Total assets	1,056,888	7,266,631	7,169,086
Current liabilities:
Accrued expenses and other payables	8,241	56,656	70,504
Accounts payable	396	2,725	6,351
Interest payable	7,849	53,965	56,809
Amount due to a related party			39,068
Amounts due to subsidiaries	3,090	21,242	17,613
Total current liabilities	19,576	134,588	190,345
Non-current liabilities
Bonds payable	296,391	2,037,836	1,929,208
Total non-current liabilities	296,391	2,037,836	1,929,208
Total liabilities	315,967	2,172,424	2,119,553
Shareholders' equity:
Additional paid-incapital	1,329,574	9,141,494	8,980,407
Accumulated other comprehensive (loss) income	12,505	85,979	(2,673)
Accumulated deficit	(552,051)	(3,795,629)	(3,590,564)
Treasury stock	(49,114)	(337,683)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	740,921	5,094,207	5,049,533
Total liabilities and shareholders' equity	1,056,888	7,266,631	7,169,086
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34	34
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	5	34	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	2	12	12
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 12